Victory Trivalent International Fund -- Core Equity Investment Objectives and Goals - Victory Trivalent International Fund -- Core Equity	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Trivalent International Fund – Core Equity Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Trivalent International Fund – Core Equity (the “Fund”) seeks to provide long-term growth of capital.